TAXES ON INCOME (Profit (Loss) before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Domestic	$ (41)	$ (766)	$ (3,429)
Foreign	54	30	43
Net profit (loss) from continuing operations	$ 13	$ (736)	$ (3,386)